Label	Element	Value
Matson Money Fixed Income VI Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Matson Money Fixed Income VI Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Matson Money Fixed Income VI Portfolio seeks total return (consisting of current income and capital appreciation).
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Portfolio as an investment option. Had those fees and expenses been included, overall fees and expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentageof the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the fiscal year ended August 31, 2016, the Portfolio's portfolio turnover rate was 40.27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.27%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This Example does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Portfolio as an investment option. Had those fees and expenses been included, the costs shown below would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its investment objective by investing under normal circumstances at least 80% of its net assets, including any borrowings for investment purposes, in shares of registered, open-end investment companies and exchange-traded funds ("ETFs") (collectively, "investment companies") that have either adopted policies to invest at least 80% of their assets in fixed income securities that the Adviser believes offer the prospect of providing total return, or invest substantially all of their assets in such fixed income securities. The purchase of shares of investment companies may result in duplication of expenses, including advisory fees, in addition to the Portfolio's own expenses.

Under normal market conditions, the Adviser expects substantially all of the Portfolio's net assets to be invested in the securities of investment companies, including other investment companies funded by insurance company separate accounts, that invest in the types of securities described in each asset class below, with less than 2% of the net assets invested in cash or money market instruments.

One-Year Fixed Income Asset Class: The underlying investment companies generally will purchase U.S. government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the U.S., foreign government and agency obligations, bank obligations, including the obligations of U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements, and obligations of supranational organizations such as the World Bank, the European Investment Bank and the Inter-American Development Bank. Generally, obligations comprising this asset class will mature within one year from the date of settlement, but substantial investments may be made in obligations maturing within two years from the date of settlement when greater returns are available.

Two-Year Global Fixed Income Asset Class: The underlying investment companies generally will purchase obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, and other debt obligations of domestic and foreign issuers. Generally, obligations comprising this asset class have a weighted average maturity not exceeding two years, but investments may be made in obligations maturing in a shorter time period (from overnight to less than two years from the date of settlement). Because many of the investments of the underlying investment companies in this asset class will be denominated in foreign currencies, the underlying investment companies may also enter into forward foreign currency contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another.

Intermediate Government Fixed Income Asset Class: The underlying investment companies generally will purchase debt obligations of the U.S. government and U.S. government agencies. Generally, investment companies in the asset class will purchase securities with maturities of between five and fifteen years, however such investment companies ordinarily will have an average weighted maturity of between three and ten years.

Five-Year Global Fixed Income Asset Class: The underlying investment companies generally will purchase obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, obligations of other foreign issuers, corporate debt obligations, bank obligations, commercial paper, and obligations of supranational organizations. Generally, obligations comprising this asset class have a weighted average maturity not exceeding five years. However, investments may be made in obligations maturing in a shorter time period (from overnight to less than five years from the date of settlement.) Because many of the investments of the underlying investment companies in this asset class will be denominated in foreign currencies, the underlying investment companies may also enter into forward foreign currency contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another.

The underlying investment companies may also use derivatives, such as futures contracts and options on futures contracts for equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Underlying index-based ETFs may use derivatives, including futures contracts, options on futures contracts, forward currency contracts, options and swaps to help the ETF track its underlying index.

Certain underlying investment companies may concentrate their investments (invest more than 25% of its total assets) in obligations of U.S. and foreign banks and bank holding companies when the yield to maturity on eligible portfolio investments in banking securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the New York Stock Exchange is open for trading. While the Portfolio will not concentrate its investments in any one industry, the Portfolio may be focused on banking sectors under certain circumstances.

The Portfolio reserves the right to hold up to 100% of its assets as a temporary defensive measure in cash and money market instruments such as U.S. Government securities, bank obligations and commercial paper. To the extent the Portfolio employs a temporary defensive measure, the Portfolio may not achieve its investment objective. Periodically the Adviser will review the allocations for the Portfolio in each underlying investment company and may add or remove underlying investment companies and/or change the investment allocation percentages of the Portfolio in the underlying investment companies without notice to shareholders or the holders of the variable annuity or variable life insurance policies.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. An investment in the Portfolio involves the same investment risks as those of the underlying investment companies in which the Portfolio invests. These risks may adversely affect the Portfolio's net asset value ("NAV") and investment performance. The Portfolio is subject to the following principal risks:

•  Fixed income securities in which the Portfolio's underlying investment companies may invest are subject to certain risks, including: interest rate risk, reinvestment risk, prepayment and extension risk, credit/default risk, and the risks associated with investing in repurchase agreements.

•  Interest rate risk involves the risk that prices of fixed income securities will rise and fall in response to interest rate changes.

•  Reinvestment risk involves the risk that proceeds from matured investments may be re-invested at lower interest rates.

•  Prepayment risk involves the risk that in declining interest rates environments prepayments of principal could increase and require the Portfolio to reinvest proceeds of the prepayments at lower interest rates.

•  Extension risk involves the risk that prepayments of principal will decrease when interest rates rise resulting in a longer effective maturity of a security.

•  Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. Credit risk also involves the risk that the credit rating of a security may be lowered.

•  Repurchase agreement risk involves the risk that the other party to a repurchase agreement will be unable to complete the transaction and the underlying investment company in which the Portfolio invests may suffer a loss as a result.

•  Because the Portfolio owns shares of underlying investment companies that invest in foreign issuers, the Portfolio is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

•  Currency risk is the risk that exchange rates for currencies in which securities held by the underlying investment companies in which the Portfolio invests are denominated will fluctuate daily. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Portfolio than if it had not engaged in these contracts.

•  The Adviser's judgment about the attractiveness or potential appreciation of a particular underlying investment company security could prove to be wrong or the Portfolio could miss out on an investment opportunity because the assets necessary to take advantage of such opportunity are tied up in less advantageous investments.

•  Because under normal circumstances the Portfolio invests at least 80% of its net assets in shares of registered investment companies that emphasize investments in fixed income securities, the NAV of the Portfolio will change with changes in the share prices of the investment companies in which the Portfolio invests.

•  Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed only by the credit of the issuing agency or instrumentality. Accordingly, there may be some risk of default by the issuer in such cases.

•  There is a risk that the Portfolio, which is passively managed, may not perform as well as funds with more active methods of investment management, such as selecting securities based on economic, financial, and market analysis.

•  The derivative instruments in which the underlying investment companies may invest are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and it is possible to lose more than the principal amount invested.

•  The performance of the Portfolio will depend on how successfully the investment adviser(s) to the underlying investment companies pursue their investment strategies.

•  Banks are very sensitive to changes in money market and general economic conditions. Adverse general economic conditions can cause financial difficulties for a bank's borrowers and the borrowers' failure to repay their loans can adversely affect the bank's financial situation. Banks are subject to extensive regulation and decisions by regulators may limit the loans banks make and the interest rates and fees they charge, which could reduce bank profitability.

More information about the Portfolio's investments and risks is contained under the section entitled "More About Each Portfolio's Investments and Risks."

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The chart below illustrates the performance of the Fund. The information shows you the Fund's performance for one year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated information is available at www.matsonmoney.com or by calling (866) 780-0357 Ext. 3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you the Fund's performance for one year and provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Composite Index is comprised of the Three-Month Treasury Bill Index, Barclays Capital Intermediate Government Bond Index, Merrill Lynch 1-3 Year US Government/Corporate Index and Barclays Capital Aggregate Bond Index, each weighted 25%, 25%, 25% and 25%, respectively. Additional information about the Composite Index can be found under the section entitled "Shareholder Information."
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 780-0357
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.matsonmoney.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the period reflected in the chart above)

Best Quarter: 0.60% (quarter ended March 31, 2015)
Worst Quarter: (0.75)% (quarter ended December 31, 2015)
Year to Date Total Return as of September 30, 2016: 2.10%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.75%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return after Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the average annual total returns of the Fund before and after taxes for the past calendar year and since inception to the average total returns of a broad-based securities market index for the same periods.

Matson Money Fixed Income VI Portfolio | CitiGroup World Government Bond Index 1-5 Year Currency Hedged U.S. Dollar Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 2014
Matson Money Fixed Income VI Portfolio | Composite Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.62%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.32%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 2014	[1]
Matson Money Fixed Income VI Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,283
Annual Return 2015	rr_AnnualReturn2015	(0.27%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.27%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.05%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 2014
Matson Money Fixed Income VI Portfolio | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.30%)	[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.19%)	[3]
Matson Money Fixed Income VI Portfolio | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.13%)	[3],[4]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.09%)	[3],[4]

[1]	The Composite Index is comprised of the Three-Month Treasury Bill Index, Barclays Capital Intermediate Government Bond Index, Merrill Lynch 1-3 Year US Government/Corporate Index and Barclays Capital Aggregate Bond Index, each weighted 25%, 25%, 25% and 25%, respectively. Additional information about the Composite Index can be found under the section entitled "Shareholder Information."
[2]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
[4]	In certain cases, the figure representing "Return after Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.